Restatement of Certain Consolidated Financial Statements (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of restatement on the Company's balance sheet
Warrant liability	$ 445,075		$ 445,075		$ 1,616,325	$ 937,000
Total liabilities	3,891,363		3,891,363		5,228,126	6,029,870
Additional paid-in capital	9,982,391		9,982,391		9,437,422	8,256,864
Accumulated deficit	(9,342,867)		(9,342,867)		(7,715,384)	(3,684,743)
Total Stockholders' Equity					1,830,115	4,610,701	664,697
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability			1,171,250	(1,171,250)	(679,325)	2,038,000
Total Other Income (Expense)		16,885		16,885	(16,885)	3,909
Net loss before income tax					(3,961,397)	(1,593,173)
Net loss					(3,961,397)	(1,593,173)
Net Loss Per Share - Basic and diluted	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.10)	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital	9,982,391		9,982,391		9,437,422	8,256,864
Accumulated deficit	(9,342,867)		(9,342,867)		(7,715,384)	(3,684,743)
Total Stockholders' Equity					1,830,115	4,610,701	664,697
Effect of restatement on company's statement of cash flows
Net loss					(3,961,397)	(1,593,173)
Mark-to-market adjustment on warrant liability			(1,171,250)	1,171,250	679,325	(2,038,000)
As Originally Reported [Member]
Effect of restatement on the Company's balance sheet
Warrant liability
Total liabilities						5,092,870
Additional paid-in capital						11,231,864
Accumulated deficit						(5,722,743)
Total Stockholders' Equity						5,547,701
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability
Total Other Income (Expense)						32,767
Net loss before income tax						(3,631,173)
Net loss						(3,631,173)
Net Loss Per Share - Basic and diluted						$ (0.10)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital						11,231,864
Accumulated deficit						(5,722,743)
Total Stockholders' Equity						5,547,701
Effect of restatement on company's statement of cash flows
Net loss						(3,631,173)
Mark-to-market adjustment on warrant liability
Effect of Restatement [Member]
Effect of restatement on the Company's balance sheet
Warrant liability						937,000
Total liabilities						937,000
Additional paid-in capital						(2,975,000)
Accumulated deficit						2,038,000
Total Stockholders' Equity						(937,000)
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability						2,038,000
Total Other Income (Expense)						2,038,000
Net loss before income tax						2,038,000
Net loss						2,038,000
Net Loss Per Share - Basic and diluted						$ 0.06
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital						(2,975,000)
Accumulated deficit						2,038,000
Total Stockholders' Equity						(937,000)
Effect of restatement on company's statement of cash flows
Net loss						2,038,000
Mark-to-market adjustment on warrant liability						$ (2,038,000)